7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY	12 Months Ended
Jan. 31, 2025
Notes
7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY

7.OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY

Effective February 1, 2024, the Company signed a three year lease that has an early termination provision after 18 months with a penalty of one months rent required for early termination.  This lease is for the Company’s office located at #1203 – 1166 Alberni Street in Vancouver, BC.

Under IFRS 16, the disclosure must show the Right of Use asset, the depreciation of that asset and the corresponding liability, with an appropriate interest percentage factored in.  These expenses have been grouped together on the Statement of Comprehensive Loss to allow comparison to the prior fiscal periods.

For the year ended January 31, 2025, office lease and rental costs included right-of-use depreciation of $39,536; interest expense related to the office lease of $11,068; operating costs of $31,940 and parking space costs of $4,628.  For the year ended January 31, 2024, office lease and rental costs included rental expense of $45,360; operating costs of $33,231 and parking space costs of $4,613.

(a)Right-of-use asset

As at January 31, 2025, the right-of-use asset recorded for the Company’s office premises was as follows:

	2025	2024

Balance, beginning of year	$-	$-

Additions	118,607	-
Depreciation	(39,536)	-
Balance, end of year	$79,071	$-

(b)Lease liability

Minimum lease payments in respect of lease liability and the effect of discounting are as follows:

	2025	2024
Undiscounted minimum lease payments:
Less than one year	$46,620	$-
Second year	47,250	-
	93,870	-
Effects of discounting	(10,815)	-
Present value of minimum lease payments	83,055	-
Less: current portion	(38,738)	-
Non-current portion	$44,317	$-

The net change in the lease liability is as follows:

	2025	2024

Balance, beginning of year	$-	$-

Additions	118,607	-
Principal payments	(46,620)	-
Interest expense	11,068	-
Balance, end of year	$83,055	$-